UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

GOLDMAN SACHS EUROPEAN EQUITY FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Austria — 1.8%
15,659	Erste Bank der oesterreichischen Sparkassen AG(a) (Banks)	$893,245

Denmark — 2.0%
15,658	Novo-Nordisk A/S Class B(a) (Pharmaceuticals)	970,589

Finland — 1.6%
141,889	M-real Oyj (Paper & Forest Products)	763,762

France — 17.6%
16,250	BNP Paribas SA(a) (Banks)	1,516,090
52,403	France Telecom SA (Diversified Telecommunication Services)	1,165,807
7,958	Lafarge SA(a) (Construction Materials)	954,074
11,733	Sanofi-Aventis(a) (Pharmaceuticals)	1,107,090
16,915	Technip SA (Energy Equipment & Services)	1,015,088
29,092	Total SA(a) (Oil & Gas)	1,886,989
11,110	Vinci SA (Construction & Engineering)	1,021,683

		8,666,821

Germany — 6.2%
15,527	Bilfinger Berger AG (Construction & Engineering)	951,161
7,711	E.ON AG (Electric Utilities)	894,025
13,957	Siemens AG (Electrical Equipment)	1,203,449

		3,048,635

Greece — 3.1%
60,730	Bank of Cyprus Public Co. Ltd. (Banks)	562,244
42,760	Hellenic Telecommunications Organization SA (OTE) (Diversified Telecommunication Services)	949,713

		1,511,957

Italy — 8.4%
155,273	Banca Intesa SpA (Banks)	901,712
15,997	Fastweb* (Diversified Telecommunication Services)	790,249
62,320	Mediaset SpA(a) (Media)	723,100
226,286	UniCredito Italiano SpA(a) (Banks)	1,724,728

		4,139,789

Shares	Description	Value
Common Stocks — (continued)
Netherlands — 7.5%
26,423	ING Groep NV (Diversified Financials)	$1,035,109
26,227	Koninklijke (Royal) Philips Electronics NV (Household Durables)	827,906
25,253	Royal Dutch Shell PLC Series A (Oil & Gas)	836,959
46,332	Vedior NV (Commercial Services & Supplies)	994,316

		3,694,290

Spain — 2.9%
98,939	Banco Santander Central Hispano SA (Banks)	1,427,831

Sweden — 3.0%
19,580	Svenska Cellulosa AB (SCA) Series B (Paper & Forest Products)	815,752
205,130	Telefonaktiebolaget LM Ericsson Series B (Communications Equipment)	656,319

		1,472,071

Switzerland — 10.2%
31,683	Credit Suisse Group (Banks)	1,832,393
24,874	EFG International* (Banks)	705,618
34,435	Novartis AG (Pharmaceuticals)	1,909,601
894	Serono SA (Biotechnology)	568,661

		5,016,273

United Kingdom — 32.5%
75,749	Amvescap PLC (Diversified Financials)	734,657
59,151	BAE Systems PLC (Aerospace & Defense)	422,818
66,318	British Sky Broadcasting Group PLC (Media)	658,280
18,472	Carnival PLC (Hotels, Restaurants & Leisure)	749,723
121,685	Cattles PLC (Diversified Financials)	797,172
77,137	GlaxoSmithKline PLC (Pharmaceuticals)	2,133,255
71,121	HSBC Holdings PLC (Banks)	1,235,105
274,078	Old Mutual PLC (Insurance)	862,103
130,420	Prudential PLC (Insurance)	1,417,266
33,427	Reckitt Benckiser PLC (Household Products)	1,230,034
39,093	Rexam PLC (Containers & Packaging)	350,178
52,608	Royal Dutch Shell PLC Series B (Oil & Gas)	1,814,434
121,518	Tesco PLC (Food & Drug Retailing)	728,683
35,766	Travis Perkins PLC (Specialty Retail)	1,021,797

GOLDMAN SACHS EUROPEAN EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
773,659	Vodafone Group PLC (Wireless Telecommunication Services)	$1,781,064

		15,936,569

TOTAL COMMON STOCKS		$47,541,832

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Short-Term Obligations — 4.0%
State Street Bank & Trust Euro — Time Deposit
EUR 763,667	2.580%	06/01/2006	$978,564
763,722	2.580	06/02/2006	978,634

TOTAL SHORT-TERM OBLIGATIONS			$1,957,198

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$49,499,030

Shares	Description	Value
Securities Lending Collateral — 12.6%
6,190,982	Boston Global Investment Trust — Enhanced Portfolio	$6,190,982

TOTAL INVESTMENTS — 113.4%		$55,690,012
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.4)%		(6,580,650)

NET ASSETS — 100.0%		$49,109,362

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	The principal amount of each security is stated in the currency in which the security is denominated. See below.

Currency Description
EUR = Euro

*	Non-income producing security.

(a)	All or portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation:
ADR — American Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications†
Aerospace & Defense	0.9%
Banks	22.0
Biotechnology	1.2
Commercial Services & Supplies	2.0
Communications Equipment	1.3
Construction & Engineering	4.0
Construction Materials	2.0
Containers & Packaging	0.7
Diversified Financials	5.2
Diversified Telecommunication Services	5.9
Electric Utilities	1.8
Electrical Equipment	2.5
Energy Equipment & Supplies	2.1
Food & Drug Retailing	1.5
Hotels, Restaurants & Leisure	1.5
Household Durables	1.7
Household Products	2.5
Insurance	4.6
Media	2.8
Oil & Gas	9.2
Paper & Forest Products	3.2
Pharmaceuticals	12.5
Short-term Investments#	16.6
Specialty Retail	2.1
Wireless Telecommunications Services	3.6

TOTAL COMMON STOCK	113.4%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term Investments include securities lending collateral.

GOLDMAN SACHS EUROPEAN EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$52,204,206

Gross unrealized gain	4,271,486
Gross unrealized loss	(785,680)

Net unrealized security gain	$3,485,806

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Australia — 2.3%
2,163,100	Alumina Ltd. (Metals & Mining)	$10,855,350

Austria — 2.5%
207,122	Erste Bank der oesterreichischen Sparkassen AG(a) (Banks)	11,814,975

Bermuda — 1.9%
1,162,297	Catlin Group Ltd. (Insurance)	9,126,865

France — 12.0%
329,846	Credit Agricole SA(a) (Banks)	12,318,056
468,889	France Telecom SA (Diversified Telecommunication Services)	10,431,355
128,809	Technip SA (Energy Equipment & Services)	7,729,971
202,544	Total SA(a) (Oil & Gas)	13,137,571
149,244	Vinci SA(a) (Construction & Engineering)	13,724,580

		57,341,533

Germany — 3.7%
151,863	E.ON AG (Electric Utilities)	17,607,233

Hong Kong — 5.8%
1,704,000	Esprit Holdings Ltd. (Specialty Retail)	13,710,353
12,836,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	4,430,097
6,540,000	Techtronic Industries Co. Ltd. (Machinery)	9,475,617

		27,616,067

Italy — 2.6%
254,015	Fastweb*(a) (Diversified Telecommunication Services)	12,548,291

Japan — 21.1%
294,800	Alpen Co. Ltd.* (Consumer Durables & Apparel)	11,839,673
287,600	Credit Saison Co. Ltd. (Diversified Financials)	14,471,195
1,094,000	Hitachi Metals Ltd. (Metals & Mining)	11,196,282
863	Millea Holdings, Inc. (Insurance)	15,274,403
670,700	Nomura Holdings, Inc. (Diversified Financials)	13,206,722
184,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	10,378,528
3,250,000	Taiheiyo Cement Corp. (Construction Materials)	13,681,127
186,200	Union Tool Co. (Machinery)	10,691,409

		100,739,339

Shares	Description	Value
Common Stocks — (continued)
Netherlands — 4.9%
311,448	ING Groep NV (Diversified Financials)	$12,200,840
306,611	TNT NV (Air Freight & Couriers)	11,286,846

		23,487,686

Russia — 3.3%
141,112	LUKOIL ADR (Oil & Gas)	10,922,069
155,900	Mobile Telesystems ADR*(a) (Wireless Telecommunication Services)	4,677,000

		15,599,069

South Korea(b) — 5.5%
318,225	Hyundai Motor Co. Ltd. GDR (Industrial
	Conglomerates)	12,347,130
46,800	Samsung Electronics Co. Ltd. GDR (Semiconductor Equipment & Products)	12,672,768
4,600	Samsung Electronics Co. Ltd. GDR (Semiconductor Equipment & Products)	1,454,327

		26,474,225

Spain — 2.4%
561,720	Banco Bilbao Vizcaya Argentaria SA (Banks)	11,649,209

Sweden — 2.6%
299,994	Svenska Cellulosa AB (SCA) Series B (Paper & Forest Products)	12,498,504

Switzerland — 8.2%
186,603	Credit Suisse Group (Banks)	10,792,222
15,917	Nestle SA (Food Products)	4,751,744
253,357	Novartis AG (Pharmaceuticals)	14,049,976
14,921	Serono SA (Biotechnology)	9,491,048

		39,084,990

Taiwan — 1.4%
536,975	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment & Instruments)	6,781,994

United Kingdom — 18.0%
1,373,195	Amvescap PLC (Diversified Financials)	13,318,026
1,644,597	Bodycote International PLC (Machinery)	8,173,033
603,569	GlaxoSmithKline PLC (Pharmaceuticals)	16,691,948
1,270,884	Prudential PLC (Insurance)	13,810,619
303,912	Royal Bank of Scotland Group PLC (Banks)	9,805,431

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
6,106,502	Vodafone Group PLC (Wireless Telecommunication Services)	$14,057,964
2,868,171	W.M. Supermarkets PLC (Food & Drug Retailing)	10,505,892

		86,362,913

TOTAL COMMON STOCKS		$469,588,243

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.1%
State Street Bank & Trust Euro — Time Deposit
$5,520,000	4.600%	06/01/06	$5,520,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$475,108,243

Shares	Description	Value
Securities Lending Collateral — 9.7%
46,348,575	Boston Global Investment Trust — Enhanced Portfolio	$46,348,575

TOTAL INVESTMENTS— 109.0%		$521,456,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(43,156,471)

NET ASSETS — 100.0%		$478,300,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $26,474,225, which represents approximately 5.5% of net assets as of May 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
ADR—American Depositary Receipt
GDR—Global Depository Receipt

As a % of
Net Assets
Investments Industry Classifications†
Air Freight & Couriers	2.4%
Banks	11.8
Biotechnology	2.0
Chemicals	2.2
Construction & Engineering	2.9
Construction Materials	2.9
Consumer Durables & Apparel	2.5
Diversified Financials	11.1
Diversified Telecommunication Services	4.8
Electric Utilities	3.7
Electronic Equipment & Instruments	4.1
Energy Equipment & Services	4.1
Food & Drug Retailing	2.2
Food Products	1.0
Insurance	8.9
Machinery	5.9
Metals & Mining	4.6
Oil & Gas	5.0
Paper & Forest Products	2.6
Pharmaceuticals	6.4
Semiconductor Equipment & Products	0.3
Short-term Investments#	10.8
Specialty Retail	2.9
Wireless Telecommunication Services	3.9

TOTAL INVESTMENTS	109.0%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term Investments include securities lending collateral.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$442,051,652

Gross unrealized gain	89,415,256
Gross unrealized loss	(10,010,090)

Net unrealized security gain	$79,405,166

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS JAPANESE EQUITY FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
11,000	AIFUL Corp. (Diversified Financials)	$608,426
50,000	Air Water, Inc.(a)
	(Chemicals)	538,577
33,800	Alpen Co. Ltd.* (Consumer Durables & Apparel)	1,357,466
16,600	ARRK Corp. (Commercial Services & Supplies)	498,246
100,000	Asahi Glass Co. Ltd. (Building Products)	1,331,103
153,000	ASAHI KASEI Corp. (Chemicals)	985,059
19,000	ASKUL Corp. (Internet & Catalog Retail)	492,497
40,000	Astellas Pharma, Inc. (Pharmaceuticals)	1,570,074
12,700	Canon, Inc. (Office Electronics)	889,028
10,400	Cawachi Ltd. (Food & Drug Retailers)	377,440
53,200	CMK Corp. (Electronic Equipment & Instruments)	818,060
46,500	Daifuku Co. Ltd. (Machinery)	729,303
200,000	Dainippon Ink and Chemicals, Inc. (Chemicals)	766,210
49,400	Denso Corp. (Auto Components)	1,727,175
9,400	Fanuc Ltd. (Electrical Equipment)	838,578
214,000	FUJI ELECTRIC HOLDINGS Co. Ltd.
	(Electrical Equipment)	1,145,893
8,600	Fuji Seal International, Inc. (Containers & Packaging)	238,082
402	Fuji Television Network, Inc. (Media)	902,305
9,300	Hirose Electric Co. Ltd. (Electronic Equipment & Instruments)	1,204,917
72,000	Hitachi Cable, Ltd. (Electrical Equipment)	338,014
104,000	Hitachi Metals Ltd. (Metals & Mining)	1,064,363
29,000	Hoya Corp. (Electronic Equipment & Instruments)	1,111,653
40,900	JFE Holdings, Inc. (Metals & Mining)	1,767,132
292	KDDI Corp. (Wireless Telecommunication Services)	1,831,884
50,000	Komatsu Ltd. (Machinery)	1,008,073
13,200	Kose Corp. (Personal Products)	442,841
85,000	Kubota Corp. (Machinery)	793,176
53,000	Kyowa Exeo Corp. (Construction & Engineering)	679,021
21,500	Leopalace21 Corp. (Real Estate)	649,039
800	Matsushita Electric Works Ltd. (Electrical Equipment)	9,276

Shares	Description	Value
Common Stocks — (continued)
29,500	Miraca Holdings Inc. (Healthcare Equipment & Supplies)	$784,250
54,000	Mitsubishi Corp. (Trading Companies & Distributors)	1,147,509
134,000	Mitsubishi Electric Corp. (Electrical Equipment)	1,095,604
147,000	Mitsubishi Steel Mfg. Co. Ltd. (Metals & Mining)	796,570
154	Mitsubishi Tokyo Financial Group, Inc. (Banks)	2,116,068
87,000	Mitsui & Co., Ltd. (Trading Companies & Distributors)	1,234,007
19,000	Mitsui Fudosan Co. Ltd. (Real Estate)	390,368
97,000	Mitsui O.S.K. Lines Ltd. (Marine)	684,155
102,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	1,254,734
119,000	Mitsukoshi Ltd.(a) (Multiline Retail)	616,334
40,000	Nissan Chemical Industries Ltd. (Chemicals)	551,340
116,000	Nissan Motor Co. Ltd. (Automobiles)	1,404,197
57,000	Nomura Holdings, Inc. (Diversified Financials)	1,122,384
20,000	NS Solutions Corp. (IT Consulting & Services)	468,559
4,570	ORIX Corp. (Diversified Financials)	1,320,770
155,000	Penta-Ocean Construction Co., Ltd.*(a) (Construction & Engineering)	209,676
18,700	Plenus Co. Ltd. (Hotels, Restaurants & Leisure)	641,822
9,900	Resorttrust, Inc. (Hotels, Restaurants & Leisure)	274,994
64,000	Ricoh Co., Ltd. (Office Electronics)	1,253,945
10,100	Ryohin Keikaku Co. Ltd. (Multiline Retail)	869,497
58,000	SANKEN ELECTRIC Co. Ltd.(a) (Semiconductor Equipment & Products)	849,279
300	Secom Co. Ltd. (Commercial Services & Supplies)	15,159
188,000	Shimadzu Corp. (Electronic Equipment & Instruments)	1,278,313
24,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,396,568
250	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,555,261
66,500	Sumitomo Rubber Industries, Ltd. (Auto Components)	840,247
220,000	Taiheiyo Cement Corp. (Construction Materials)	926,107
14,600	Takeda Chemical Industries Ltd. (Pharmaceuticals)	945,836
185,000	The Chiba Bank Ltd. (Banks)	1,672,394

GOLDMAN SACHS JAPANESE EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
58,000	The Sumitomo Trust & Banking Co., Ltd. (Banks)	$558,027
82,000	Toei Co., Ltd. (Media)	598,074
184,000	Tokyo Gas Co. Ltd. (Gas Utilities)	919,646
115,000	Toyo Ink Mfg. Co. Ltd. (Chemicals)	522,520
45,000	Toyota Motor Corp. (Automobiles)	2,408,014
142,000	Tsubakimoto Chain Co. (Machinery)	1,014,576
24,000	Tsumura & Co. (Pharmaceuticals)	717,051
5,300	Union Tool Co. (Machinery)	304,320
31,600	Urban Corp. (Real Estate)	384,548
28,000	USHIO, Inc. (Electrical Equipment)	596,485
113	West Japan Railway Co. (Road & Rail)	479,979
44,000	Yamato Transport Co. Ltd. (Air Freight & Couriers)	745,311

TOTAL COMMON STOCKS		$64,677,409

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$64,677,409

Shares	Description	Value
Securities Lending Collateral — 1.5%
1,015,000	Boston Global Investment Trust - Enhanced Portfolio	$1,015,000

TOTAL INVESTMENTS — 98.6%		$65,692,409
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		965,084

NET ASSETS — 100.0%		$66,657,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

As a % of
Net Assets
Investments Industry Classifications†
Air Freight & Couriers	1.1%
Auto Components	3.9
Automobiles	5.7
Banks	9.5
Building Products	2.0
Chemicals	7.1
Commercial Services & Supplies	0.8
Construction & Engineering	1.3
Construction Materials	1.4
Consumer Durables & Apparel	2.0
Containers & Packaging	0.4
Diversified Financials	5.4
Electrical Equipment	6.0
Electronic Equipment & Instruments	6.6
Food & Drug Retailing	0.6
Gas Utilities	1.4
Healthcare Equipment & Supplies	1.2
Hotels, Restaurants & Leisure	1.4
Insurance	1.9
Internet & Catalog Retail	0.7
IT Consulting & Services	0.7
Machinery	5.8
Marine	1.0
Media	2.3
Metals & Mining	5.4
Multiline Retail	2.2
Office Electronics	3.2
Personal Products	0.7
Pharmaceuticals	4.9
Real Estate	2.1
Road & Rail	0.7
Semiconductor Equipment & Products	1.3
Short-term Investments#	1.5
Trading Companies & Distributors	3.6
Wireless Telecommunication Services	2.8

TOTAL INVESTMENTS	98.6%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term Investments include securities lending collateral.

GOLDMAN SACHS JAPANESE EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 31, 2006, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

At May 31, 2006, the Fund had an outstanding forward foreign currency exchange contract to sell foreign currency as follows:

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Sale Contract	Date	Settlement Date	Current Value	Gain

Japanese Yen	06/01/2006	$22,910	$22,821	$89

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund's securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS JAPANESE EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$54,156,023

Gross unrealized gain	12,605,519
Gross unrealized loss	(1,069,133)

Net unrealized security gain	$11,536,386

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Australia — 0.9%
745,604	Great Southern Plantations Ltd.(a) (Paper & Forest Products)	$2,145,899

Austria — 3.0%
16,765	Agrana Beteiligungs AG (Food Products)	1,644,737
77,022	Semperit AG Holding(a) (Auto Components)	2,262,353
20,371	voestalpine AG (Metals & Mining)	2,892,092

		6,799,182

Bermuda — 0.4%
178,454	Energy XXI Acquisition Corp. (Bermuda) Ltd. (Energy)	990,420

Canada — 3.2%
224,241	First Calgary Petroleums Ltd.* (Industrial Conglomerates)	2,293,505
1,305,000	Primeline Energy Holdings, Inc. (Energy)	3,785,270
94,900	Valkyries Petroleum Corp. (Energy)	1,240,635

		7,319,410

Finland — 1.2%
1	TietoEnator Oyj (IT Consulting & Services)	28
96,841	Vacon Oyj (Electrical Equipment)	2,706,940

		2,706,968

France — 2.6%
77,575	Saft Groupe SA* (Electronic Equipment & Instruments)	2,235,431
2,967	Vallourec SA (Machinery)	3,724,795

		5,960,226

Germany — 9.6%
11,173	Arques Industries AG(a) (Diversified Financials)	1,944,261
55,980	CENTROTEC Sustainable AG* (Chemicals)	2,192,590
226,147	Curanum AG(a) (Healthcare Providers & Services)	2,376,236
68,082	ElringKlinger AG(a) (Automobiles)	3,530,325
104,841	IDS Scheer AG(a) (IT Consulting & Services)	2,115,349
152,538	Pfleiderer AG*(a) (Building Products)	4,271,697
24,602	Surteco AG(a) (Consumer Durables & Apparel)	947,327
40,314	Techem AG (Commercial Services & Supplies)	1,759,278

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
98,135	Thielert AG* (Automobiles & Components)	$2,780,631

		21,917,694

Greece — 3.3%
292,500	Bank of Cyprus Public Co. Ltd. (Banks)	2,707,993
139,080	Greek Organization of Football Prognostics (Hotels, Restaurants & Leisure)	4,722,837

		7,430,830

Hong Kong — 0.5%
780,000	Techtronic Industries Co. Ltd. (Machinery)	1,130,120

India — 2.6%
220,650	Bajaj Hindusthan Ltd. (Food Products)	2,017,118
96,780	Punj Lloyd Ltd.* (Construction & Engineering)	1,916,581
320,369	UTI Bank Ltd. (Banks)	1,973,896

		5,907,595

Indonesia — 1.6%
5,336,000	PT Bank Rakyat Indonesia (Banks)	2,285,714
3,237,500	PT Medco Energi Internasional Tbk (Oil & Gas)	1,396,522

		3,682,236

Ireland — 1.6%
98,180	DCC PLC (Industrial Conglomerates)	2,302,737
72,179	IAWS Group PLC (Food Products)	1,284,425

		3,587,162

Italy — 4.1%
237,338	Astaldi SpA (Industrial Conglomerates)	1,572,877
486,181	Gruppo Coin SpA*(a) (Specialty Retail)	2,368,740
417,632	Safilo SpA* (Healthcare Equipment & Supplies)	2,038,818
46,590	Sirti SpA (Health Care)	139,444
119,500	Valentino Fashion Group SpA(a) (Textiles & Apparel)	3,356,552

		9,476,431

Japan — 21.7%
28,400	Alpen Co. Ltd.* (Consumer Durables & Apparel)	1,140,593
62,400	ARRK Corp. (Commercial Services & Supplies)	1,872,926

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
98,200	As One Corp. (Health Care)	$2,736,400
85,100	ASKUL Corp. (Internet & Catalog Retail)	2,205,866
52,000	C. Uyemura & Co. Ltd. (Chemicals)	2,805,589
125,000	CKD Corp. (Machinery)	2,017,555
496,000	DAIHEN Corp. (Electrical Equipment)	2,759,292
102,800	Hitachi Tool Engineering Ltd. (Machinery)	2,340,381
717	Japan Wind Development Co. Ltd. (Electric Utilities)	1,248,071
898	kabu.com Securities Co. Ltd.(a) (Internet Software & Services)	1,793,114
47,200	Moshi Moshi Hotline, Inc. (Commercial Services & Supplies)	1,658,307
214,700	Neturen Co., Ltd. (Metals & Mining)	2,378,432
159,000	Nihon Parkerizing Co. Ltd. (Chemicals)	2,725,644
53,000	Nissha Printing Co. Ltd. (Commercial Services & Supplies)	2,078,188
137,200	Pocket Card Co. Ltd. (Diversified Financials)	1,489,120
57,200	Resorttrust, Inc. (Hotels, Restaurants & Leisure)	1,588,853
149,000	ROHTO PHARMACEUTICAL Co. Ltd. (Pharmaceuticals)	1,659,373
15,100	Ryohin Keikaku Co. Ltd. (Multiline Retail)	1,299,942
446,000	The Higashi-Nippon Bank Ltd. (Banks)	2,104,032
81,000	Tocalo Co. Ltd. (Metals & Mining)	3,035,032
135,500	Tohokushinsha Film Corp. (Media)	1,217,820
431,000	Tokai Carbon Co., Ltd.(a) (Chemicals)	2,633,686
77,500	Tomen Electronics Corp. (Electronic Equipment & Instruments)	1,879,389
96,000	Tsumura & Co. (Pharmaceuticals)	2,868,204

		49,535,809

Mexico — 1.2%
85,675	Axtel SA de CV*(b) (Diversified Financials)	1,204,162
647,973	Urbi, Desarrollos Urbanos SA de CV* (Real Estate)	1,572,661

		2,776,823

Shares	Description	Value
Common Stocks — (continued)
Netherlands — 6.3%
38,753	Aalberts Industries NV(a) (Industrial Conglomerates)	$2,875,101
92,709	Ballast Nedam NV (Construction & Engineering)	3,799,888
230,820	Buhrmann NV (Commercial Services & Supplies)	3,585,330
81,783	Heijmans NV (Construction & Engineering)	4,189,309

		14,449,628

Norway — 5.3%
30,584	Aker Kvaerner ASA(a) (Construction & Engineering)	3,117,836
40,972	Aker Yards AS (Machinery)	2,885,278
104,108	Aktiv Kapital ASA(a) (Diversified Financials)	1,867,764
840,978	Stepstone ASA*(a) (Commercial Services & Supplies)	1,442,418
34,610	TGS Nopec Geophysical Co. ASA* (Energy Equipment & Services)	2,701,810

		12,015,106

Singapore — 1.0%
1,773,000	Citiraya Industries Ltd.* (Industrial Conglomerates)	—
2,513,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	1,393,129
1,343,000	Yellow Pages (Singapore) Ltd. (Media)	985,503

		2,378,632

South Korea — 0.5%
322,340	Kiryung Electronics Co. Ltd.* (Communications Equipment)	1,124,593

Sweden — 2.1%
278,190	Intrum Justitia AB (Commercial Services & Supplies)	2,512,250
535,114	Observer AB* (Commercial Services & Supplies)	2,304,693

		4,816,943

Switzerland — 1.3%
1,612	Jelmoli Holding AG (Multiline Retail)	2,853,138

Taiwan — 0.3%
798,000	Career Technology (MFG.) Co. Ltd.* (Electronic Equipment & Instruments)	739,158

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — 23.8%
942,447	Augean PLC* (Utilities)	$2,608,528
1,482,257	Billing Services Group Ltd.* (Automobiles & Components)	1,800,776
254,424	Carter & Carter Group PLC (Commercial Services & Supplies)	2,895,341
306,432	Cattles PLC (Diversified Financials)	2,007,469
627,055	Chrysalis Group PLC (Media)	1,591,286
5,346,118	Corporate Services Group PLC* (Commercial Services & Supplies)	892,826
320,748	Cyberscan Technology, Inc.* (Software & Services)	1,913,846
1,666,378	Dawnay Day Carpathian PLC* (Real Estate)	2,890,442
207,099	Dignity PLC (Health Care)	1,772,161
1,327,260	European Nickel PLC* (Real Estate)	794,446
25,628	Genus PLC (Diversified Financials)	207,769
1,175,364	Heywood Williams Group PLC* (Building Products)	1,989,289
85,326	Imperial Energy Corp. Ltd.* (Oil & Gas)	1,383,804
235,535	International Metal Enterprises, Inc.* (Banks)	1,271,889
325,190	M&C Saatchi (Commercial Services & Supplies)	703,080
75,511	March Networks Corp.* (Software & Services)	1,616,935
1,376,752	MFI Furniture Group PLC (Household Durables)	2,967,382
550,775	MyTravel Group PLC* (Hotels, Restaurants & Leisure)	2,452,238
32,800	NDS Group PLC ADR* (Software)	1,667,224
1,146,565	Oriel Resources PLC* (Metals & Mining)	653,996
113,189	Qinetiq PLC* (Aerospace & Defense)	360,915
329,992	Raymarine PLC* (Leisure Equipment & Products)	2,368,256
256,877	Ricardo PLC (Commercial Services & Supplies)	1,312,674
2,529,802	Sanctuary Group PLC* (Media)	2,235,451
300,923	Sibir Energy PLC* (Oil & Gas)	2,516,023
435,689	Sierra Leone Diamond Co.* (Materials)	1,075,542
2,038,990	Speymill Deutsche Immobilien Co. PLC* (Real Estate)	3,746,489
277,266	Strategic Equity Capital PLC* (Diversified Financials)	531,620

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
173,636	Taylor Nelson Sofres PLC (Media)	$764,615
430,886	Unite Group PLC (Real Estate)	3,041,967
276,798	Wolfson Microelectronics PLC* (Semiconductor Equipment & Products)	2,329,919

		54,364,198

TOTAL COMMON STOCKS		$224,108,201

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.5%
State Street Bank & Trust Euro — Time Deposit
$1,151,000	4.600%	06/01/2006	$1,151,000

		Expiration
Units	Description	Month	Value
Warrants* — 0.7%
Bermuda — 0.2%
408,384	Energy XXI Acquisition Corp. (Bermuda) Ltd. (Energy)	10/2009	$453,306

Canada — 0.4%
652,500	Primeline Energy Holdings, Inc. (Energy)	04/2008	826,362

United Kingdom — 0.0%
31,958	Oriel Resources PLC (Materials)	02/2010	8,965

United States — 0.1%
579,362	International Metal Enterprises, Inc. (Diversified Financials)	10/2006	318,649

TOTAL WARRANTS			$1,607,282

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$226,866,483

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Securities Lending Collateral — 12.2%
27,821,146	Boston Global Investment Trust — Enhanced Portfolio	$27,821,146

TOTAL INVESTMENTS — 111.5%		$254,687,629
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.5)%		(26,213,200)

NET ASSETS — 100.0%		$228,474,429

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,204,162, which represents approximately 0.5% of net assets as of May 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: ADR— American Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications†
Aerospace & Defense	0.2%
Auto Components	1.0
Automobiles	1.5
Automobiles & Components	2.0
Banks	4.6
Building Products	2.7
Chemicals	4.5
Commercial Services & Supplies	10.2
Communications Equipment	0.5
Construction & Engineering	5.7
Consumer Durables & Apparel	0.9
Diversified Financials	4.9
Electric Utilities	0.5
Electrical Equipment	2.4
Electronic Equipment & Instruments	2.1
Energy	3.2
Energy Equipment & Services	1.2
Food Products	2.2
Health Care	2.0
Health Care Equipment & Supplies	0.9
Heathcare Providers & Services	1.0
Hotels, Restaurants & Leisure	3.8
Household Durables	1.3
Industrial Conglomerates	4.0
Internet & Catalog Retail	1.0
Internet Software & Services	0.8
IT Consulting & Services	0.9
Leisure Equipment & Products	1.0
Machinery	5.5
Materials	0.3
Media	3.0
Metals & Mining	3.9
Multiline Retail	1.8
Oil & Gas	2.3
Paper & Forest Products	0.9
Pharmaceuticals	2.0
Real Estate	5.3
Semiconductor Equipment & Products	1.0
Short-term Investments#	12.7
Software	0.7
Software & Services	1.4
Specialty Retail	1.0
Textiles & Apparel	1.5
Utilities	1.2

TOTAL COMMON STOCK	111.5%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term Investments include securities lending collateral.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 31, 2006, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

At May 31, 2006, the Fund had an outstanding forward foreign currency exchange contract to sell foreign currency as follows:

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Sale Contract	Date	Settlement Date	Current Value	Loss

Thailand Baht	06/02/2006	$1,425,659	$1,429,123	$(3,464)

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund's securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$213,789,705

Gross unrealized gain	51,311,283
Gross unrealized loss	(10,413,359)

Net unrealized security gain	$40,897,924

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 76.2%
Argentina — 0.6%
235,000	Banco Macro Bansud SA (Banks)	$5,123,000

Austria — 1.6%
221,137	Erste Bank der oesterreichischen Sparkassen AG(a) (Banks)	12,614,441

Brazil — 5.3%
377,867	Banco Itau Holding Financeira SA ADR(a) (Banks)	10,066,377
96,000	Petroleo Brasileiro SA ADR (Oil & Gas)	8,337,600
242,659	Tele Norte Leste Participacoes SA (Diversified Telecommunication Services)	6,715,752
164,768	Unibanco-Uniao de Bancos Brasilieros SA ADR (Banks)	10,517,141
597,125	Vivax SA* (Media)	7,488,270

		43,125,140

China — 4.1%
19,875,000	China Construction Bank Class H(b) (Banks)	8,614,330
11,485,000	PetroChina Co. Ltd. Class H (Oil & Gas)	12,426,391
16,901,600	Yanzhou Coal Mining Co. Ltd. Class H (Metals & Mining)	12,162,886

		33,203,607

Hong Kong — 0.8%
4,358,000	China Netcom Group Corp. (Hong Kong) Ltd. (Diversified Telecommunication Services)	6,844,083

Hungary — 2.0%
239,615	OTP Bank Rt. GDR(a) (Banks)	16,150,051

India — 5.2%
1,303,844	Bharti Tele-Ventures Ltd.* (Diversified Telecommunication Services)	10,418,363
804,135	Satyam Computer Services Ltd. (IT Consulting & Services)	12,049,104
338,051	Tata Consultancy Services Ltd. (Software & Services)	13,035,627
1,160,699	UTI Bank Ltd. (Banks)	7,151,440

		42,654,534

Shares	Description	Value
Common Stocks — (continued)
Indonesia — 2.7%
21,481,000	PT Bank Rakyat Indonesia (Banks)	$9,201,540
16,990,000	PT Telekomunikasi Indonesia (Wireless Telecommunication Services)	13,061,828

		22,263,368

Israel — 1.3%
282,480	Teva Pharmaceutical Industries Ltd. ADR(a) (Pharmaceuticals)	10,285,097

Mexico — 6.4%
658,400	America Movil SA de CV ADR (Wireless Telecommunication Services)	21,503,344
3,224,364	Axtel SA de CV* (Telecommunication Services)	6,452,708
5,724,310	Corp. Moctezuma SA de CV (Construction Materials)	11,203,357
5,299,418	Urbi, Desarrollos Urbanos SA de CV* (Real Estate)	12,861,939

		52,021,348

Russia — 11.5%
264,815	Gazprom OAO ADR U.S. Shares(a) (Oil & Gas)	11,307,600
448,402	Gazprom OAO ADR London Shares (Oil & Gas)	19,173,935
390,081	LUKOIL ADR (Oil & Gas)	30,192,269
124,508	Mobile TeleSystems (Wireless Telecommunication Services)	728,069
236,252	Mobile Telesystems ADR* (Wireless Telecommunication Services)	7,087,560
112,116	North-West Telecom ADR* (Wireless Telecommunication Services)	5,140,519
197,997	OAO Open Investments GDR* (Real Estate)	4,331,184
176,692	Pyaterochka Holdings NV GDR* (Food & Drug Retailing)	2,915,418
3,879	Sberbank RF (Banks)	6,288,479
953,528	VolgaTelecom ADR* (Industrial Conglomerates)	6,197,932

		93,362,965

South Africa — 10.6%
5,667,800	FirstRand Ltd. (Banks)	14,952,598
821,499	Harmony Gold Mining Co. Ltd. ADR* (Metals & Mining)	11,673,463
1,081,974	JD Group Ltd. (Specialty Retail)	12,708,695

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Africa — (continued)
1,572,793	Massmart Holdings Ltd. (Food & Drug Retailing)	$11,980,225
352,907	Sasol (Oil & Gas)	13,365,977
1,102,771	Standard Bank Group Ltd. (Diversified Financials)	12,793,356
424,899	Telkom South Africa Ltd. (Diversified Telecommunication Services)	9,035,425

		86,509,739

South Korea — 9.6%
93,791	Hana Financial Group, Inc.* (Diversified Financials)	4,233,623
178,110	Hyundai Mobis (Auto Components)	14,013,849
318,821	Kookmin Bank (Banks)	25,796,570
530,055	Lotte Shopping Co., Ltd. GDR*(a)(b) (Multiline Retail)	9,434,979
12,986	Samsung Electronics Co. Ltd. (Semiconductor Equipment & Products)	8,356,275
351,930	Shinhan Financial Group Co. Ltd. (Banks)	16,119,419

		77,954,715

Taiwan — 11.2%
4,995,976	Career Technology (MFG.) Co. Ltd. (Electronic Equipment & Instruments)	4,627,589
11,560,000	China Steel Corp. (Metals & Mining)	10,950,991
2,710,447	Hon Hai Precision (Electronic Equipment & Instruments)	17,376,593
1,813,000	Hotai Motor Co. Ltd. (Automobiles)	4,073,401
258,000	Hsinchu International Bank (Banks)	128,373
852,000	MediaTek, Inc. (Semiconductor Equipment & Products)	9,507,413
5,954,700	Quanta Computer, Inc. (Computers & Peripherals)	8,917,231
10,381,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	10,630,585
13,085,132	Taiwan Semiconductor (Semiconductor Equipment & Products)	24,538,633

		90,750,809

Thailand — 1.6%
4,840,500	Thai Oil PCL (Oil & Gas)	7,933,165
11,880,750	Thoresen Thai Agencies PCL (Marine)	5,358,566

		13,291,731

Shares	Description	Value
Common Stocks — (continued)
Turkey — 1.7%
4,613,860	Turkiye Garanti Bankasi A.S. (Banks)	$13,908,898

TOTAL COMMON STOCKS		$620,063,526

Exchange Traded Fund(a) — 2.1%
United States — 2.1%
182,095	iShares MSCI Emerging Markets Index	$17,062,302

Preferred Stocks — 16.6%
Brazil — 9.3%
236,100	Companhia de Bebidas das Americas ADR (Beverages)	$9,677,739
1,023,200	Companhia Vale do Rio Doce (Metals & Mining)	19,694,111
336,180	Petroleo Brasileiro SA ADR* (Oil & Gas)	25,670,705
428,480	Telemar Norte Leste SA (Wireless Telecommunication Services)	8,199,023
19,427	Telemig Celular SA Class G (Wireless Telecommunication Services)	5,880,605
275,489	Tim Participacoes SA ADR(a) (Wireless Telecommunication Services)	6,675,099

		75,797,282

South Korea — 7.3%
336,830	Hyundai Motor Co. Ltd. (Automobiles)	15,881,380
87,878	Samsung Electronics Co. Ltd. (Industrial Conglomerates)	43,047,081

		58,928,461

TOTAL PREFERRED STOCKS		$134,725,743

Expiration
Units	Description	Month	Value
Right* — 0.0%
Thailand — 0.0%
91,200	TelecomAsia Corp. Public - Alien Market (Wireless Telecommunication Services)	04//2008	$—

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.1%
State Street Bank & Trust Euro — Time Deposit
$25,386,000	4.600%	06/01/06	$25,386,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$797,237,571

Shares	Description	Value
Securities Lending Collateral — 5.5%
45,057,087	Boston Global Investment Trust — Enhanced Portfolio	$45,057,087

TOTAL INVESTMENTS — 103.5%		$842,294,658
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(28,783,545)

NET ASSETS — 100.0%		$813,511,113

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $18,049,309, which represents approximately 2.2% of net assets as of May 31, 2006.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depository Receipt

As a % of
Net Assets
Investments Industry Classifications†
Auto Components	1.7%
Automobiles	2.4
Banks	19.2
Beverages	1.2
Exchange Traded Fund	2.1
Computers & Peripherals	1.1
Construction Materials	1.4
Diversified Financials	2.1
Diversified Telecommunication Services	4.1
Electronic Equipment & Instruments	2.7
Food & Drug Retailing	1.8
Industrial Conglomerates	6.1
Insurance	1.3
IT Consulting & Services	1.5
Marine	0.7
Media	0.9
Metals & Mining	6.7
Multiline Retail	1.2
Oil & Gas	15.7
Pharmaceuticals	1.3
Real Estate	2.4
Semiconductor Equipment & Products	5.2
Short-term Investments#	8.6
Software & Services	1.5
Specialty Retail	1.6
Telecommunication Services	0.7
Wireless Telecommunication Services	8.3

TOTAL INVESTMENTS	103.5%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term Investments include securities lending collateral.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At May 31, 2006, the following future contract was open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Loss

MSCI Taiwan Index	423	June 2006	$12,000,510	$(228,070)

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund's securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$807,629,067

Gross unrealized gain	63,308,018
Gross unrealized loss	(28,642,427)

Net unrealized security gain	$34,665,591

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 88.3%
China — 7.9%
3,414,000	China Construction Bank Class H(a) (Banks)	$1,479,714
618,500	China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	3,186,372
3,594,000	China Overseas Land & Investment Ltd. (Real Estate)	2,094,394
2,146,000	China Petroleum and Chemical Corp. (Sinopec) Class H (Energy)	1,295,654
3,256,000	PetroChina Co. Ltd. Class H (Oil & Gas)	3,522,885

		11,579,019

Hong Kong — 14.4%
123,000	Cheung Kong (Holdings) Ltd. (Real Estate)	1,327,457
734,000	China Netcom Group Corp. (Hong Kong) Ltd. (Diversified Telecommunication Services)	1,152,721
395,720	Dah Sing Banking Group Ltd. (Banks)	762,524
477,500	Esprit Holdings Ltd. (Specialty Retail)	3,841,956
250,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,674,217
494,000	Hongkong Land Holdings Ltd. (Real Estate)	1,843,088
236,500	Hutchison Whampoa Ltd. (Industrial Conglomerates)	2,143,891
1,580,000	Kasen International Holdings Ltd. (Consumer Durables & Apparel)	432,185
584,000	Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	1,136,678
1,184,000	Sino Land Co. Ltd. (Real Estate)	1,807,478
2,787,000	Techtronic Industries Co. Ltd. (Machinery)	4,038,004
1,260,000	Texwinca Holdings Ltd. (Textiles & Apparel)	865,435

		21,025,634

India — 10.3%
214,888	Bajaj Hindusthan Ltd. (Food Products)	1,964,444
233,807	Bharti Tele-Ventures Ltd.* (Diversified Telecommunication Services)	1,868,234
4,829	Hindustan Lever Ltd. (Household Products)	24,322
151,402	ICICI Bank Ltd. (Banks)	1,780,261
478,130	ITC Ltd. (Food Beverage & Tobacco)	1,703,263

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
167,213	Nagarjuna Construction Co. Ltd. (Capital Goods)	$1,195,585
114,420	Punj Lloyd Ltd.* (Construction & Engineering)	2,265,914
143,624	Satyam Computer Services Ltd. (IT Consulting & Services)	2,152,052
351,189	UTI Bank Ltd. (Banks)	2,163,788

		15,117,863

Indonesia — 4.2%
6,243,000	PT Bank Rakyat Indonesia (Banks)	2,674,233
4,400,600	PT Telekomunikasi Indonesia (Wireless Telecommunication Services)	3,383,160

		6,057,393

Malaysia — 2.1%
2,464,000	IGB Corp. Berhad (Real Estate)	956,827
92,049	Kris Components Berhad (Technology Hardware & Equipment)	64,645
25	Public Bank Berhad — Foreign Market (Diversified Financials)	44
200	SP Setia Berhad (Real Estate)	207
839,000	Tenaga Nasional Berhad (Electric Utilities)	2,102,699

		3,124,422

Singapore — 6.6%
1,781,000	Citiraya Industries Ltd.* (Industrial Conglomerates)	—
423,000	City Developments Ltd. (Hotels, Restaurants & Leisure)	2,522,850
3,698,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	2,050,055
604,000	Mapletree Logistics Trust (Real Estate)	350,458
314,400	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,256,592
1,103,000	StarHub Ltd. (Diversified Telecommunication Services)	1,497,803
139,000	United Overseas Bank Ltd. (Banks)	1,311,778
13,841	United Overseas Land Ltd. (Hotels, Restaurants & Leisure)	25,447
819,000	Yellow Pages (Singapore) Ltd. (Media)	600,988

		9,615,971

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — 23.0%
20,631	CJ Home Shopping (Internet & Catalog Retail)	$1,817,866
64,800	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Machinery)	1,768,687
47,600	Daishin Securities Co. (Diversified Financials)	893,707
111,553	Hana Financial Group, Inc.* (Diversified Financials)	5,035,380
33,310	Hyundai Mobis (Auto Components)	2,620,860
180,330	Kiryung Electronics Co. Ltd.* (Communications Equipment)	629,143
89,235	Kookmin Bank (Banks)	7,220,217
31,260	Korea Electric Power Corp. (Electric Utilities)	1,284,067
30,270	Korean Reinsurance Co. (Insurance)	381,222
117,457	Lotte Shopping Co., Ltd. GDR*(a) (Multiline Retail)	2,090,734
8,590	POSCO (Metals & Mining)	2,235,538
12,000	Samsung Electronics Co. Ltd. (Semiconductor Equipment & Products)	7,721,800
59	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	13,985

		33,713,206

Taiwan — 17.4%
1,240,000	Advanced Semiconductor Engineering, Inc.* (Semiconductor Equipment & Products)	1,266,773
558,504	AU Optronics Corp. (Electronic Equipment & Instruments)	815,520
1,132,447	Career Technology (MFG.) Co. Ltd.* (Electronic Equipment & Instruments)	1,048,944
99,000	Catcher Technology Co., Ltd.* (Electronic Equipment & Instruments)	1,184,630
34,933	Chinatrust Financial Holding Co. Ltd.* (Banks)	28,046
32,872	Compal Electronics, Inc.* (Computers & Peripherals)	33,485
1,563,500	First Financial Holding Co. Ltd.* (Diversified Financials)	1,149,085
631,776	Hon Hai Precision* (Electronic Equipment & Instruments)	4,050,297
421,000	Hotai Motor Co. Ltd.* (Automobiles)	945,892
297,000	MediaTek, Inc. (Semiconductor Equipment & Products)	3,314,204

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
12,314	Nan Ya Plastic Corp. (Chemicals)	$17,485
891,477	Quanta Computer, Inc. (Computers & Peripherals)	1,334,997
1,396,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	1,429,563
3,067,000	SinoPac Holdings Co. Ltd. (Banks)	1,506,656
792,720	Synnex Technology International Corp. (Electronic Equipment & Instruments)	891,621
101	Taishin Financial Holdings Co. Ltd. (Banks)	65
2,778,160	Taiwan Semiconductor* (Semiconductor Equipment & Products)	5,209,902
2,026,504	United Microelectronics Corp. (Semiconductor Equipment & Products)	1,266,977

		25,494,142

Thailand — 2.4%
2,190,600	Amata Corp. Public Co. Ltd. (Real Estate)	965,048
6,270,300	Preuksa Real Estate Co. Ltd. (Real Estate)	1,002,985
913,500	Thai Oil PCL (Oil & Gas)	1,497,148

		3,465,181

TOTAL COMMON STOCKS		$129,192,831

Exchange Traded Fund* — 0.6%
Thailand — 0.6%
3,080,060	CPN Retail Growth Property Fund	$856,133

Preferred Stocks — 6.1%
South Korea — 6.1%
100,580	Daishin Securities Co. (Diversified Financials)	$1,371,801
46,680	Hyundai Motor Co. Ltd. 2nd Preferred (Automobiles)	2,200,941
27,170	Hyundai Motor Co. Ltd. (Automobiles)	1,315,179
8,250	Samsung Electronics Co. Ltd. (Industrial Conglomerates)	4,041,266

		8,929,187

TOTAL PREFERRED STOCKS		$8,929,187

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

		Expiration
Units	Description	Month	Value
Right* — 0.0%
Thailand — 0.0%
198,411	TelecomAsia Corp. Public — Alien Market (Telecommunication Services)	04/2008	$—

TOTAL INVESTMENTS — 95.0%			$138,978,151
OTHER ASSETS IN EXCESS OF LIABILITIES — 5.0%			7,376,409

NET ASSETS — 100.0%			$146,354,560

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,570,448, which represents approximately 2.4% of net assets as of May 31, 2006.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation:
GDR—Global Depository Receipt

As a % of
Net Assets
Investments Industry Classifications†
Auto Components	1.8%
Automobiles	3.1
Banks	13.8
Capital Goods	0.8
Chemicals	0.1
Commingled Fund	0.6
Communications Equipment	0.4
Computers & Peripherals	0.9
Construction & Engineering	1.6
Consumer Durables & Apparel	0.3
Diversified Financials	8.3
Diversified Telecommunication Services	3.1
Electric Utilities	2.3
Electronic Equipment & Instruments	5.5
Energy	0.9
Food Beverage & Tobacco	1.2
Food Products	1.3
Hotels, Restaurants & Leisure	2.5
Household Products	0.1
Industrial Conglomerates	4.2
Insurance	1.2
Internet & Catalog Retail	1.2
IT Consulting & Services	1.5
Machinery	4.0
Media	0.4
Metals & Mining	1.5
Multiline Retail	1.4
Oil & Gas	3.4
Real Estate	7.1
Semiconductor Equipment & Products	12.8
Specialty Retail	2.6
Telecommunication Services	0.0
Textiles & Apparel	0.6
Wireless Telecommunication Services	4.5

TOTAL INVESTMENTS	95.0%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 31, 2006, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

At May 31, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Purchase Contracts	Date	Settlement Date	Current Value	Gain /(Loss)

Hong Kong Dollar	06/02/2006	$349,267	$349,249	$(17)
Indonesian Rupiah	06/05/2006	1,912,618	1,914,924	2,305
Singapore Dollar	06/05/2006	1,314,305	1,312,674	(1,631)
Thailand Baht	06/02/2006	170,270	170,684	414

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$3,746,460	$3,747,531	$1,071

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Sale Contracts	Date	Settlement Date	Current Value	Gain / (Loss)

Hong Kong Dollar	06/02/2006	$260,268	$260,255	$13
Indonesian Rupiah	06/01/2006	1,897,015	1,891,120	5,895
	06/05/2006	2,314,002	2,321,787	(7,785)
Singapore Dollar	06/01/2006	1,348,424	1,349,559	(1,135)
	06/02/2006	87,728	87,689	39
	06/05/2006	62,478	62,400	78
Thailand Baht	06/02/2006	746,588	748,402	(1,814)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$6,716,503	$6,721,212	$(4,709)

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund's securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund may be required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$122,237,690

Gross unrealized gain	22,994,665
Gross unrealized loss	(6,254,204)

Net unrealized security gain	$16,740,461

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.